Significant accounting policies	12 Months Ended
Dec. 31, 2025
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of changes in accounting policies [text block]	GENERAL ACCOUNTING POLICIES
The accounting policies are presented in the corresponding notes throughout the financial statements. The general accounting policies, unrelated to specific notes, are presented as follows.
2.1. Basis of preparation
The consolidated financial statements of the Group have been prepared in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board (“IASB”).
The consolidated financial statements have been prepared on a historical cost basis, other than some Short and Long-term investments, Accounts receivable from card issuers, Derivative financial instruments, Other liabilities related to contingent consideration and, upon initial recognition, Provision for contingencies of entities acquired on business combinations. The consolidated financial statements are presented in Brazilian Real/Reais (“R$”), and all values are rounded to the nearest thousand (R$ 000), except when otherwise indicated.
2.2. Foreign currency translation
2.2.1. Financial statements in foreign currencies
The Group’s consolidated financial statements are presented in Brazilian Reais, which is the Company’s functional currency.
The Group determines the functional currency for each entity within the Group. The Company’s subsidiaries functional currency is the Brazilian Real, except for the Napse Group for which the functional currency of the different entities are U.S. Dollar, Argentinian Peso, Chilean Peso, Mexican Peso, Nuevo Sol and Uruguayan Peso.
For those entities that use a functional currency other than the Brazilian Real, their financial statements are translated into Brazilian Reais using (i) the exchange rates at the reporting date for assets and liabilities, (ii) average monthly exchange rates for profit or loss, and (iii) the exchange rate at the transaction date for equity transactions. For these entities, exchange gains and losses arising from the translation process are recorded in Other comprehensive income (loss) ("OCI") in “Exchange differences on translation of foreign operations.”
2.2.2. Transactions in foreign currencies
Transactions in foreign currencies are initially recorded by the Group’s entities in their functional currency at the spot exchange rate at the date the transaction first qualifies for recognition.
Monetary assets and liabilities denominated in foreign currencies are translated into each functional currency using the exchange rates prevailing at the reporting date. Exchange gains and losses arising from the settlement of transactions and from the translation of monetary assets and liabilities denominated in foreign currency are recognized in the statement of profit or loss. These mostly arise from transactions carried out by clients with credit and debit cards issued by foreign card issuers, from the translation of the Group’s financial instruments denominated in foreign currencies and, to a lesser extent, from purchase of products and services denominated in foreign currencies.
2.3. Leases
The determination of whether an arrangement is, or contains, a lease is based on the substance of the arrangement at the inception date. In the event that fulfillment of the arrangement is dependent on the use of specific assets or the arrangement transfers a right to use the asset, such arrangements are defined as leases.
2.3.1. The Group as a lessee
The Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets for which the Group opts for recognition exemption. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.
2.3.1.1. Right-of-use assets
The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets. The estimated useful lives for the right-of-use assets are as follows:

Estimated useful lives (years)

Offices	1-10
Vehicles	1-3
Equipment	1-10
Software	1-3
If ownership of the leased asset is transferred to the Group at the end of the lease term or the cost reflects the exercise of a purchase option, depreciation is calculated using the estimated useful life of the asset. The right-of-use assets are also subject to impairment.
2.3.1.2. Lease liabilities
At the commencement date of the lease, the Group recognizes under “Other debt instruments” lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Group and payments of penalties for terminating a lease, if the lease term reflects the Group exercising the option to terminate. The variable lease payments are recognized as an expense in the same period the event or condition that triggered the payment occurred.
In calculating the present value of lease payments, the Group uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the lease liability balance is increased to reflect the accretion of interest and reduced when lease payments are made. The carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.
2.3.1.3.     Short-term leases and leases of low-value assets
The Group applies the short-term lease recognition exemption to its short-term leases of offices, software, vehicles and other equipment (being contracts with a lease term of 12 months or less from the commencement date which do not contain a purchase option). It also applies the low-value assets recognition exemption to leases of office equipment that are considered of low value (below five thousand of U.S. Dollar). Lease payments of short-term leases and leases of low-value assets are recognized as an expense on a straight-line basis over the lease term.
2.3.2. The Group as a lessor
Leases in which the Group does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. Initial direct costs incurred in negotiating and arranging an operating lease are added to the carrying amount of the leased asset and recognized over the lease term on the same basis as rental income. Contingent rents are recognized as revenue in the period in which they are earned.
The Group has cancellable month-to-month lease contracts of Pin Pads & Point of Sale (“POS”) to third parties (clients). The leased assets are included in “Property and equipment” in the consolidated statement of financial position and are depreciated over their expected useful lives on a straight-line basis. Income from operating leases (net of any incentives given to the lessee) is recognized on a straight-line basis over the lease term in “Net revenue from subscription services and equipment rental” in the consolidated statement of profit or loss.
2.4. Current and non-current classification
The Group presents assets and liabilities in the statement of financial position based on a current / non-current classification.
An asset is current when it is:
•expected to be realized or intended to be sold or consumed in the normal operating cycle;
•held primarily for the purpose of trading;
•expected to be realized within twelve months after the reporting period; or
•cash or cash equivalent unless restricted from being exchanged or used to settle a liability for at least twelve months after the reporting period.
All other assets are classified as non-current.
A liability is current when it is:
•expected to be settled in the normal operating cycle;
•held primarily for the purpose of trading;
•due to be settled within twelve months after the reporting period; or
•there is no unconditional right to defer the settlement of the liability for at least twelve months after the reporting period.
All other liabilities are classified as non-current.
Deferred tax assets and liabilities are classified as non-current assets and liabilities.
2.5. Financial reporting in hyperinflationary economies
As the accumulated inflation rate in Argentina had exceeded 100% over the past three years, the Group adopted IAS 29- Financial Reporting in Hyperinflationary Economies for the Argentine subsidiary Napse S.R.L.
Non-monetary assets and liabilities, shareholders’ equity and amounts in the statement of profit or loss of entities that operate in hyperinflationary economies are adjusted by the change in the general purchasing power of the currency, based on a general price index.
The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether based on the historical or current cost approach, should be expressed in terms of the current measurement unit at the statement of financial position date.
2.6. Climate related matters
The Group acknowledges the presence and importance of climate risk and seeks to integrate it as part of the other managed risks. By the nature of its activities, the Group is mainly affected by physical and transition risks indirectly, as a result of the effects of those risks on its customers. Within this context, the Group has the objective of developing its capabilities for identifying, assessing, measuring, monitoring, reporting, and mitigating the potential effects resulting from social, environmental, and climate risks associated with its prioritized products, services, activities, and processes, based on the principles of relevance and proportionality.
The Group's current view is that its business model and its main products are not likely to have a significant impact from the transition to a low-carbon economy. Climate-related matters however may increase the uncertainty in selected estimates and assumptions underpinning some items in the financial statements. Even though climate-related risks might not currently have a significant impact on measurement, the Group is closely monitoring relevant changes and developments, such as new climate-related legislation.
Financial assets may be indirectly impacted by climate-related matters, principally the credit portfolio. Cash flows from customers whose businesses are affected by transition risks and extreme weather events and other physical climate risks may be impacted. However, this risk is mitigated by the diverse and broad base of customers operating in across numerous industries and in different geographical regions in Brazil, and the relative short-term duration of the loans. Extreme weather events might more significantly affect specific cities or geographical areas.
2.7. New standards and amendments to standards and interpretations adopted
The following amendments and interpretations were applicable as from January 1, 2025:
•Amendments to IAS 21: Lack of exchangeability: On August 15, 2023, the IASB issued Lack of Exchangeability which amended IAS 21 - The Effects of Changes in Foreign Exchange Rates (“the amendments”). The amendments introduce requirements to assess when a currency is exchangeable into another currency and when it is not. The amendments require the entity to estimate the spot exchange rate when it concludes that a currency is not exchangeable into another currency.
These amendments had no significant impact on the consolidated financial statements of the Group.
2.8. New standards and amendments to standards and interpretations not yet adopted
The new and amended standards and interpretations that are issued, but not yet effective as of December 31, 2025 are presented below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.
2.8.1. IFRS 18 - Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18, which replaces IAS 1 - Presentation of Financial Statements. IFRS 18 introduces new requirements on presentation within the statement of profit or loss, including specified totals and subtotals. Furthermore, entities are required to classify all income and expenses within the statement of profit or loss into one of five categories: operating, investing, financing, income taxes and discontinued operations, whereof the first three are new.
It also requires disclosure of management-defined performance measures (“MPMs”), certain profit or loss performance measure, and includes new requirements for aggregation and disaggregation of financial information based on the identified ‘roles’ of the primary financial statements (“PFS”) and the notes.
In addition, narrow-scope amendments have been made to IAS 7 - Statement of Cash Flows, which include changing the starting point for determining cash flows from operations under the indirect method, from ‘profit or loss’ to ‘operating profit or loss’ and removing the options around classification of cash flows from dividends and interest. In addition, there are consequential amendments to several other standards.
IFRS 18, and the amendments to the other standards, are effective for reporting periods beginning on or after 1 January 2027, but earlier application is permitted and must be disclosed. IFRS 18 will apply retrospectively.
The Group is currently reviewing the standard to identify all impacts the amendments will have on the primary financial statements and notes to the financial statements, including the restatement of comparative information.
2.8.2. IFRS 19 - Subsidiaries without Public Accountability: Disclosures
In May 2024, the IASB issued IFRS 19, which allows eligible entities to elect to apply its reduced disclosure requirements while still applying the recognition, measurement and presentation requirements in other IFRS Accounting Standards. To be eligible, at the end of the reporting period, an entity must be a subsidiary as defined in IFRS 10, cannot have public accountability and must have a parent (ultimate or intermediate) that prepares consolidated financial statements, available for public use, which comply with IFRS Accounting Standards.
IFRS 19 will become effective for reporting periods beginning on or after 1 January 2027, with early application permitted.
The Group is not eligible to apply IFRS 19 as it has public accountability.
2.8.3. IFRS 9 - Financial instruments and IFRS 7 - Financial instruments: Disclosures
On 30 May 2024, the International Accounting Standards Board (the IASB or the Board) issued Amendments to the Classification and Measurement of Financial Instruments which amended IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosures (the Amendments). The Amendments provide additional guidance and clarity on the following specific matters: date of recognition and write-off of financial instruments and significant characteristics in the assessment of "sole payments of principal and interest" (SPPI Test) for financial assets, and guidance on the assessment of contractual cash flows for financial assets with environmental, social and corporate governance (ESG) and similar features. In addition, the amendments add disclosures relating to equity instruments designated at fair value through other comprehensive income and financial instruments linked to contingent events.
These amendments are effective for years starting on January 1, 2026, early adoption being permitted, with retrospective application. The Group is assessing if the amendments will affect the Group’s consolidated financial statements.
2.9. Pillar 2 in Brazil
In October 2024, Provisional Measure (“MP”) No 1,262/2024 was published as part of the Brazilian government proposal for a partial adoption of the Pillar 2 rules. It imposes a corporate tax surcharge (Additional CSLL) intended to function as Brazil’s QDMTT (Qualified Domestic Minimum Top-up Tax) starting January 1, 2025.
Under the rule, multinational companies with a minimum annual revenue of €750 million must apply a minimum effective tax rate of 15% on adjusted income measured following Pillar 2 rules. Based on the analysis of Group’s consolidated financial statements for the last three years, the Group understands that it meets such revenue threshold.
Additional CSLL will be applied to excess profits computed following Brazilian accounting rules and adjustments consistent with the Pillar 2 global rules. Only profit of the Brazilian entities will be considered to determine QDMTT, therefore does not affect entities of the Group in other jurisdictions.
The text of the MP was included in law bill that was subsequently approved by Congress and sanctioned by the President into Law 15,079/2024 adapting Brazilian tax legislation to the Global Anti-Base Erosion Rules ("GloBE Rules") of the Organization for Economic Cooperation and Development (“OECD”).
Following the enactment and entry into force of the QDMTT, an assessment was performed in accordance with the OECD Pillar 2 rules and the Brazilian Law. Based on this analysis, the Brazilian entities of StoneCo meet the applicable transitional safe harbour requirements, as the jurisdictional effective tax rate fall within the thresholds established, thereby allowing reliance on the safe harbour and exemption from a full GloBE calculation for the year 2025.